UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Value® Fund	August 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.84%
Consumer Discretionary – 5.73%
Dollar Tree †	4,438,958	$357,380,509
Lowe’s	3,775,166	410,549,303
		767,929,812
Consumer Staples – 6.03%
Archer-Daniels-Midland	7,952,437	400,802,825
Mondelez International	9,517,960	406,607,251
		807,410,076
Energy – 12.08%
ConocoPhillips	5,543,984	407,094,745
Halliburton	9,846,999	392,796,790
Marathon Oil	19,349,600	416,209,896
Occidental Petroleum	5,034,622	402,115,259
		1,618,216,690
Financials – 14.92%
Allstate	4,021,382	404,430,388
American International Group	7,447,900	396,004,843
Bank of New York Mellon	7,622,274	397,501,589
BB&T	7,690,923	397,313,082
Marsh & McLennan	4,763,987	403,176,220
		1,998,426,122
Healthcare – 24.16%
Abbott Laboratories	6,041,700	403,827,228
Cardinal Health	7,696,344	401,672,193
CVS Health	5,387,202	405,333,078
Express Scripts Holding †	4,706,175	414,237,524
Johnson & Johnson	2,993,112	403,142,255
Merck & Co.	5,853,442	401,487,587
Pfizer	9,712,058	403,244,648
Quest Diagnostics	3,675,785	404,262,834
		3,237,207,347
Industrials – 9.02%
Northrop Grumman	1,339,962	399,965,257
Raytheon	2,004,334	399,744,373
Waste Management	4,498,299	408,895,379
		1,208,605,009
Information Technology – 12.01%
CA	8,969,877	392,880,613
Cisco Systems	8,667,647	414,053,497
Intel	8,352,129	404,493,607
Oracle	8,186,200	397,685,596
		1,609,113,313

NQ-456 [8/18] 10/18 (621418)     1

Schedule of investments
Delaware Value® Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Materials – 2.98%
DowDuPont	5,702,953	$399,948,094
		399,948,094
Real Estate – 3.08%
Equity Residential	6,084,100	412,197,775
		412,197,775
Telecommunication Services – 5.92%
AT&T	12,300,508	392,878,226
Verizon Communications	7,362,333	400,290,045
		793,168,271
Utilities – 2.91%
Edison International	5,940,800	390,488,784
		390,488,784
Total Common Stock (cost $9,174,977,204)		13,242,711,293

	Principal amount°
Short-Term Investments – 0.39%
Repurchase Agreements – 0.39%
Bank of America Merrill Lynch
1.88%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $8,502,705 (collateralized by US
government obligations 1.875%–2.00%
7/31/22–6/30/24; market value $8,670,952)	8,500,929	8,500,929
Bank of Montreal
1.85%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $19,131,022 (collateralized by US
government obligations 0.00%–4.25%
10/31/18–2/15/48; market value $19,509,638)	19,127,090	19,127,090
BNP Paribas
1.93%, dated 8/31/18, to be repurchased on 9/4/18,
repurchase price $24,723,282 (collateralized by US
government obligations 0.00%–4.75%
11/23/18–8/15/47; market value $25,212,341)	24,717,981	24,717,981
Total Short-Term Investments (cost $52,346,000)		52,346,000

Total Value of Securities – 99.23%
(cost $9,227,323,204)		13,295,057,293
Receivables and Other Assets Net of Liabilities – 0.77%		102,569,392
Net Assets Applicable to 584,951,625 Shares Outstanding – 100.00%		$13,397,626,685

2     NQ-456 [8/18] 10/18 (621418)

(Unaudited)

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-456 [8/18] 10/18 (621418)     3

Notes
Delaware Value® Fund	August 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds II (Trust) - Delaware Value Fund (Fund). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4     NQ-456 [8/18] 10/18 (621418)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$13,242,711,293	$—	$13,242,711,293
Short-Term Investments	—	52,346,000	52,346,000
Total Value of Securities	$13,242,711,293	$52,346,000	$13,295,057,293

During the period ended Aug. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Aug. 31, 2018, there were no Level 3 investments.

3. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-456 [8/18] 10/18 (621418)     5

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: